Organization and Principal Activities (Details) - Schedule of assets and liabilities of the VIEs - Variable Interest Entity [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	¥ 105,355	¥ 66,987
Contract assets	5,598	6,194
Accounts receivable	29,121	26,731
Other contract costs	29,913	33,153
Prepayments and other current assets	48,500	49,153
Amounts due from related parties	4,777	7,934
Prepaid income tax	12,984	13,046
Total current assets	236,248	203,198
Non-current assets
Restricted cash	8,215	10,358
Other contract costs	18,802	19,995
Equity method investments	26,001	24,552
Property and equipment, net	126,073	146,215
Operating lease right-of-use assets	264,050	322,559
Intangible assets, net	15,515	18,277
Deferred tax assets	2,353	6,997
Goodwill	268,565	274,567
Long-term prepayments and other non-current assets	36,162	40,648
Total non-current assets	765,736	864,168
Total assets	1,001,984	1,067,366
Current liabilities
Accounts payable	11,325	9,762
Bank loans	42,979	133,900
Deferred revenue	331,719	341,934
Salary and welfare payable	57,457	65,927
Financial liabilities from contracts with customers	330,148	384,561
Accrued expenses and other payables	28,283	43,009
Current operating lease liabilities	115,765	131,151
Income taxes payable	285	267
Amounts due to related parties	442,661	159,739
Total current liabilities	1,360,622	1,270,250
Non-current liabilities
Deferred revenue	43,338	46,927
Deferred tax liabilities	5,812	7,661
Operating lease liabilities	159,922	200,409
Non-current tax payable	34,010	33,718
Total non-current liabilities	243,082	288,715
Total liabilities	¥ 1,603,704	¥ 1,558,965